Convertible notes (Details Textual) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 09, 2008	Dec. 31, 2009 Incentive Shares [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2008 Convertible Debt [Member]	Dec. 31, 2009 Convertible Debt [Member]	May 09, 2008 Convertible Debt [Member]	May 09, 2008 Convertible Debt [Member] Incentive Shares [Member]	Dec. 31, 2008 Zero Coupon Note [Member]	Dec. 31, 2008 First Anniversary [Member]	Dec. 31, 2008 Second Anniversary [Member]	Dec. 31, 2009 Promissory Note Three [Member]	Dec. 31, 2009 Promissory Note Three [Member] Series A Convertible Preferred Stock [Member]
Debt Instrument, Face Amount												$ 43,175,000
Common Stock, Shares, Issued		14,595,326	13,693,780										1,524,994
Proceeds From Issuance Of Long Term Debt Gross	30,000,000						9,683,712
Proceeds from Issuance of Long-term Debt, Total	25,793,283
Debt Instrument Cancellation Of Principle Amount And Accrued Interest						4,206,717
Debt Instrument, Interest Rate, Stated Percentage												9.99%					5.00%
Debt Instrument Maturity Amount														43,175,000
Debt Instrument, Unamortized Discount	26,490,956					31,401,503								13,175,000
Debt Instrument, Maturity Date										May 09, 2011
Common Stock, Par or Stated Value Per Share		$ 0.0015	$ 0.0015							$ 0.0005
Debt Instrument, Convertible, Conversion Price										$ 9.5
Convertible Notes Additional Incentive Stock										603,282					124,994	299,997
Percentage Of Notes Principal Outstanding											78.75%
Percentage Of Notes Redeemable											100.00%
Additional Debt Instrument Unamortized Discount						8,542,791
Convertible Notes Payable, Total	16,684,044				20,316,288	11,773,497
Amortization of Debt Discount (Premium)	4,910,547									232,663
Debt Instrument, Fee Amount	150,000														150,000	200,000
Percentage Of Cash On Purchase Price Of Notes	7.00%
Debt Issuance Cost										1,868,960
Deferred Finance Costs, Noncurrent, Net		0	1,300,671							1,265,678
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums										1,033,015
Secured Debt		0	16,159,035	16,159,035													18,000,000
Preferred Stock, Shares Issued								50,338,385	50,338,385									50,402,082
Debt, Current, Total																	23,000,000
Extinguishment of Debt, Amount																	$ 34,005,326